Other intangible assets - Schedule of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 2,255
Ending balance	1,414	$ 2,255
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,207	8,573
Classified as held for sale		(4,366)
Ending balance	4,207	4,207
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,952	2,420
Depreciation	841	1,060
Classified as held for sale		(1,528)
Ending balance	2,793	1,952
Intellectual Property [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Intellectual Property [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	4,366
Classified as held for sale		(4,366)
Ending balance	0	0
Intellectual Property [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	1,310
Depreciation	0	218
Classified as held for sale		(1,528)
Ending balance	0	0
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,255
Ending balance	1,414	2,255
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,207	4,207
Classified as held for sale		0
Ending balance	4,207	4,207
Software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,952	1,110
Depreciation	841	842
Classified as held for sale		0
Ending balance	$ 2,793	$ 1,952